Restatement of Prior Period Comparatives for Correction of Accounting for Warrants	6 Months Ended
Jun. 30, 2020
Restatement Of Prior Period Comparatives For Correction Of Accounting For Warrants
RESTATEMENT OF PRIOR PERIOD COMPARATIVES FOR CORRECTION OF ACCOUNTING FOR WARRANTS

2.1	RESTATEMENT OF PRIOR PERIOD COMPARATIVES FOR CORRECTION OF ACCOUNTING FOR WARRANTS

As described in Note 14, the business combination completed on 20 December 2019 resulted in the issuance of warrants, exercisable for a period of five years from the date of the business combination at an exercise price of USD 11.5 per warrant. The warrant holders may elect, in lieu of exercising the warrants for cash, a cashless exercise option to receive common shares if there is no effective registration statement registering the warrant shares on the 90th day after the completion of the Group's initial business combination, and during any other period when the Group shall fail to have maintained an effective registration statement covering the ordinary shares issuable upon exercise of the warrants. The Group shall issue to the warrant holders the number of warrant shares determined as follows:

X = Y [(A-B)/A]

where:

X = the number of warrant shares to be issued to the Holder.

Y = the number of warrant shares with respect to which this warrant is being exercised.

A = the fair market value of one ordinary share.

B = the warrant price.

If the warrant holders exercise this option, there will be variability in the number of shares issued per warrant.

Subsequent to the issuance of the Group's 2019 financial statements, management have reassessed the accounting treatment of the issued warrants. Previously, these warrants were accounted for as equity in the Statement of Financial Position.

The Group has reassessed that the maintenance of an effective registration statement is a matter not wholly within the control of the Group and therefore the warrants contain a feature that may lead to the issuance of a variable number of shares. In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognised in the Statement of Comprehensive Income at each reporting date. The derivative liability will ultimately be converted in the Group's equity (ordinary shares) when the warrants are exercised or will be extinguished upon the expiry of the outstanding warrants and will not result in the outlay of any cash by the Group.

In the original accounting determination, the estimated fair value of the warrants was recorded in equity at USD 16,983,200. At initial recognition, the Group should have recorded the estimated fair value of the warrants as a derivative warrant liability at the same amount. In addition, at 31 December 2019, based on the trading price of the warrants at that time, the Group should have adjusted the estimated fair value of the derivative warrant liability to USD 15,709,460, resulting in a gain on revaluation of derivative warrant liability in "Changes in fair value of derivative warrant liability" of USD 1,273,740.

The above reassessment has resulted in a revision of prior period comparatives for restatement of our previous accounting for warrants.

The warrants have been reclassified from equity to liabilities. The correction of this error resulted in a decrease in equity by USD 16,983,200 and increase in liabilities with the same amount.

On 31 December 2019, a fair value gain of USD 1,273,740 was also recognised in the Statement of Comprehensive Income in the restated financial statements with a consequent decrease in the amount of the accumulated losses in equity. Basic and diluted earnings per share for the prior year were also restated. The amount of the correction for basic and diluted earnings per share was a decrease of USD 0.01 per share respectively. There was no impact on the statement of comprehensive income for the period ended 30 June 2019.

There was no impact on cash from operating, financing or investing activities in the statement of cashflows for the year ended 31 December 2019 and six-month period ended 30 June 2020.

	As previously reported 31 December	Restatement adjustments 31 December	Restated 31 December
	2019	2019	2019
	USD	USD	USD
STATEMENT OF FINANCIAL POSITION
Warrants	16,983,20 0	(16,983,200)	-
Accumulated losses	(65,340,421)	1,273,740	(64,066,681)
Total equity	125,125,875	(15,709,460)	109,416,415
Derivative warrant liability	-	15,709,460	15,709,460
Current liabilities	79,327,435	15,709,460	95,036,895
Total liabilities	182,126,585	15,709,460	197,836,045

2.2	BASIS OF PREPARATION

The interim condensed consolidated financial statements for the six-month period ended 30 June 2020 have been prepared in accordance with International Accounting Standard 34 ("IAS 34") Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group's annual restated consolidated financial statements as at 31 December 2019.

These interim condensed consolidated financial statements are presented in United States dollars ("USD") which is the functional and presentation currency of the Group.

The interim condensed consolidated financial statements are prepared under the historical cost convention, except for re-measurement at fair value of derivative financial instruments and warrant liability.

2.3	GOING CONCERN

During the period, the Group defaulted on its commitments under its term loans and was not in compliance with its debt covenants, including the debt service coverage ratio contained in the Group's loan agreement. Even though the lender did not declare an event of default under the loan agreements, these breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the loans.

On 15 June 2020, the Group entered into an agreement with its lender to amend its Phase I Financing Facilities (note 9). The Group will have to pay principal and accrued interest of USD 8.8 million in 2020 which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement and an amendment fee of USD 136,000. Term loan (1) and Term loan (2) are now payable in 46 and 16 instalments respectively starting 30 June 2020 with final maturity on 31 July 2030 and 31 July 2023, respectively. Subsequent to this amendment, the Group has paid USD 6.8 million as per the revised repayment schedule. At 30 June 2020, the Group's current liabilities exceeded its current assets by USD 83 million.

During 2018, the Group signed a sales agreement for phase 2 to provide storage and ancillary services to an international commodity trading company, which was novated to a new party in 2019. Phase 2 operations are scheduled to start in fourth quarter of 2020 and management expects this will generate significant operating cash flows.

In September 2020, BPGIC FZE issued bonds of USD 200 million to private investors with a face value of USD 1 with an issue price of USD 0.95. The bonds bear interest at 8.5% per annum to be paid along with the installments. The proceeds will be used to fund phase II and settle off the outstanding term loans with balance (if any) to be used towards working capital (note 15). At the date of authorization of the interim condensed consolidated financial statements, the proceeds of the bonds have been released and accordingly the outstanding payables to phase II contractor and term loans have been fully settled.

In view of the above, the financial statements have been prepared assuming that the Group will continue as a going concern. Accordingly, the interim condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Group is unable to continue as a going concern.

2.4	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES New and amended standards and interpretations

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group's annual restated consolidated financial statements for the year ended 31 December 2019, except for the adoption of new standards effective as of 1 January 2020. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. Several amendments apply for the first time in 2020, but do not have a significant impact on the interim condensed consolidated financial statements of the Group.

●	Amendments to IFRS 3: Definition of a Business;

●	Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform;

●	Amendments to IAS 1 and IAS 8: Definition of Material; and

●	Conceptual Framework for Financial Reporting issued.

2.5	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of the interim condensed consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and reported amounts of financial assets and liabilities and the disclosure of contingent liabilities. These judgments, estimates and assumptions also affect the revenue, expenses and provisions as well as fair value changes. Actual results may differ from these estimates.

In preparing these interim condensed consolidated financial statements, the significant judgments made by management in applying the Group's accounting policies and the key sources of estimation uncertainty are the same as those applied to the preparation of the Group's restated consolidated financial statements as at and for the year ended 31 December 2019.

2.6	RISK MANAGEMENT

The Group's risk management objectives, policies and procedures are consistent with those disclosed in the Group's restated consolidated financial statements as at and for the year ended 31 December 2019.